General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Notes and other explanatory information [abstract]
Directors’ fees (Note 16)	$ 64	$ 60
Insurance	61	85
Office and general	60	67
Shareholder information	151	158
Professional fees	169	189
Salaries and benefits (Note 16)	477	558
Consulting	215	177
Share-based compensation expense (Notes 13 and 16)	156	810
Travel and accommodation	52	78
Depreciation	15	13
Other	5	16
Total general and administrative expenses	$ 1,425	$ 2,211